Revenue - Additional Information (Details)1 - Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01	Mar. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Remaining performance obligation, percentage	89.00%	95.00%
Revenue remaining performance obligation expected timing	12 months	12 months